Risk Category of Loans by Class of Loans (Excluding Mortgage Loans Held for Sale) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	$ 704,972,000	$ 579,983,000
Unearned discount	440,000	360,000
Total	704,532,000	579,623,000
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	682,080,000	562,172,000
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	5,445,000	5,149,000
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	17,447,000	12,662,000
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	408,052,000	331,629,000
Unearned discount	320,000	236,000
Total	407,732,000	331,393,000
Commercial Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	388,569,000	316,573,000
Commercial Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	4,756,000	4,084,000
Commercial Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	14,727,000	10,972,000
Commercial Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Mortgage Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	170,585,000	147,245,000
Unearned discount	82,000	97,000
Total	170,503,000	147,148,000
Mortgage Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	167,827,000	145,787,000
Mortgage Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	191,000	32,000
Mortgage Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	2,567,000	1,426,000
Mortgage Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Installment and Other
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	18,648,000	19,764,000
Unearned discount	0	0
Total	18,648,000	19,764,000
Installment and Other | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	18,558,000	19,725,000
Installment and Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Installment and Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	90,000	39,000
Installment and Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Commercial,Financial and Agriculture
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	107,687,000	81,345,000
Unearned discount	38,000	27,000
Total	107,649,000	81,318,000
Commercial,Financial and Agriculture | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	107,126,000	80,087,000
Commercial,Financial and Agriculture | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	498,000	1,033,000
Commercial,Financial and Agriculture | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	63,000	225,000
Commercial,Financial and Agriculture | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	$ 0	$ 0